Condensed financial information of the Company	12 Months Ended
Dec. 31, 2016
Condensed financial information of the Company [Abstract]
Condensed financial information of the Company
27.	Condensed financial information of the Company

The condensed financial statements of Xinyuan Real Estate Co., Ltd. have been prepared in accordance with U.S. GAAP. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling US$582,973,296 as of December 31, 2016 (2015: US$387,450,518).

Condensed Balance Sheets

	Year ended December 31
	2015	2016
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	1,295,835	36,497,233
Other deposits and prepayments	2,389,045	-
Other current assets	28	1,900,557
Due from subsidiaries	592,565,997	394,050,421

Total current assets	596,250,905	432,448,211

Investments in subsidiaries	962,901,445	1,068,115,589

TOTAL ASSETS	1,559,152,350	1,500,563,800

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Short-term bank loan	222,226,246	34,421,617
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	8,194,395	11,873,498
Payroll and welfare payables	-	119,167

Total current liabilities	231,336,219	47,329,860

Long term bank loan	-	64,845,655
Other long-term debt	391,845,710	488,127,820

Total liabilities	623,181,929	600,303,335

Shareholders’ equity
Common shares, $0.0001 par value:
Authorized-500,000,000 shares, issued and outstanding-131,426,741 shares for 2015 (2015: 142,802,936 shares)	15,835	16,051
Treasury shares	(24,045,440)	(53,734,088)
Additional paid-in capital	531,233,336	538,414,246
Retained earnings	428,766,690	415,564,256

Total shareholders’ equity	935,970,421	900,260,465

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,559,152,350	1,500,563,800

Condensed Statements of Comprehensive Income

	Year ended December 31
	2014	2015	2016
	US$	US$	US$
General and administrative expenses	(8,860,382)	(10,301,067)	(20,081,338)

Operating loss	(8,860,382)	(10,301,067)	(20,081,338)
Interest expense	(58,515,706)	(58,576,635)	(65,092,711)
Interest income	1,289,907	3,533	127,852
Loss on extinguishment of debt	(9,848,931)	-	(12,123,750)
Other expenses			40,922
Equity in profit of subsidiaries, net	124,450,842	135,356,276	170,106,573

Income from operations before income taxes	48,515,730	66,482,107	72,977,548
Income taxes	-	-	-

Net income attributable to common shareholders	48,515,730	66,482,107	72,977,548

Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(3,353,952)	(73,605,171)	(65,634,725)

Comprehensive income/(loss) attributable to shareholders	45,161,778	(7,123,064)	7,342,823

Condensed Statements of Cash Flows

	Year ended December 31
	2014	2015	2016
	US$	US$	US$
Cash flows from operating activities:
Net income	48,515,730	66,482,107	72,977,548
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(124,450,842)	(135,356,276)	(170,106,573)
Stock based compensation expense	1,912,471	3,326,175	7,085,958
Amortization of deferred charges	1,620,695	2,378,767	7,067,935
Loss on extinguishment of debt	9,848,931	-	12,123,750
Other deposits and prepayments	10,916,056	(615,013)	2,389,045
Other current assets	45,434	233,446	2,320
Other payable and accrued liabilities	(737,739)	(521,582)	3,679,102
Payroll and welfare payables	(5,149,011)	-	119,168

Net cash used in operating activities	(57,478,275)	(64,072,376)	(64,661,747)

Cash flows from financing activities:
Changes in due from a subsidiary	(140,334,182)	(6,809,170)	181,515,577
Proceeds from short-term bank loans	130,024,345	207,805,203	-
Repayments of short-term bank loans	(35,000,000)	(115,603,302)	(146,208,974)
Proceeds from long-term bank loans	-	-	23,250,000
Proceeds from other long-term debts	-	-	300,000,000
Repayment of other long-term debts	(75,761,009)	-	(186,164,616)
Purchase of treasury shares	(17,610,787)	(3,349,172)	(29,688,648)
Dividends to shareholders	(15,288,919)	(14,751,704)	(20,545,257)
Deferred charges	-	(3,104,812)	(7,621,208)
Purchase of shares under RSU plan	(7,042,725)	(3,259,998)	(4,003,999)
Loss on extinguishment of debt	(9,848,931)	-	(12,123,750)
Proceeds from exercise of stock options	1,080,530	48,400	1,454,020

Net cash (used in)/ provided by financing activities	(169,781,678)	60,975,445	99,863,145

Net(decrease)/increase in cash and cash equivalents	(227,259,953)	(3,096,931)	35,201,398
Cash and cash equivalents, at the beginning of the year	231,652,719	4,392,766	1,295,835

Cash and cash equivalents, at end of the period	4,392,766	1,295,835	36,497,233

(a)	Basis of presentation

In the company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. The company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323, Investment-Equity Method and Joint Ventures. Such investment is presented on the balance sheet as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in profit of subsidiaries, net” on the condensed statements of comprehensive income.

The subsidiaries did not pay any dividends to the Company for the periods presented.

(b)	Related party transactions

As of December 31, 2015 and 2016, the Company had US$521,416,425 and US$344,948,542 due from its wholly-owned subsidiaries. These amounts mainly reflect intercompany loans from the Company to Xinyuan Real Estate, Ltd. While intercompany loans have no fixed payments terms, the Company has a legal enforceable right to demand payment at any time, and Xinyuan Real Estate, Ltd. has the ability to repay the outstanding balance on demand.

In 2013, the Company also entered into a separate loan facility agreement with XIN Development Group International Inc. Pursuant to the agreement, the Company will provide a loan facility to XIN Development for the period from July 1, 2013 to January 18, 2017 amounting to US$50,000,000 at 17.5% per annum. As of December 31, 2016, the Company has US$84,455,955 (2015: US$71,149,572) including accrued interest of US$35,354,076 (2015: US$22,047,693), due from XIN Development under this loan facility.

(c)	Commitments

      The Company does not have significant commitments or long-term obligations as of the period end presented.